CURRENT AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2018
Current And Deferred Taxes
CURRENT AND DEFERRED TAXES

NOTE 16

CURRENT AND DEFERRED TAXES

a)       Current taxes

As of December 31, 2018 and 2017, the Bank recognises taxes payable (recoverable), which is determined based on the currently applicable tax legislation. This amount is recorded net of recoverable taxes, and is shown as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Summary of current tax liabilities (assets)
Current tax (assets)	-	-
Current tax liabilities	8,093	6,435

Total tax payable (recoverable)	8,093	6,435

(Assets) liabilities current taxes detail (net)
Income tax, tax rate(*)	196,527	145,112
Minus:
Provisional monthly payments	(186,060)	(136,562)
Credit for training expenses	(1,937)	(1,768)
Land taxes leasing	-	-
Grant credits	(1,320)	(968)
Other	883	621

Total tax payable	8,093	6,435

(*)The tax rate is 27,0% for 2018 and 25,5% for 2017,

b)       Effect on income

The effect of tax expense on income for the years ended December 31, 2018, 2017 and 2016 is comprised of the following items:

	As of December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$

Income tax expense
Current tax	196,527	145,112	145,963

Credits (debits) for deferred taxes
Origination and reversal of temporary differences	(25,517)	(6,751)	(37,269)
Valuation provision	(56)	5,955	-
Subtotals	170,954	144,316	108,694
Tax for rejected expenses (Article No,21)	1,110	610	336
Other	(4,920)	105	1
Net charges for income tax expense	167,144	145,031	109,031

c)       Effective tax rate reconciliation

The reconciliation between the income tax rate and the effective rate applied in determining tax expenses as of December 31, 2018, 2017 and 2016, is as follows:

		For the year ended December 31,
	2018		2017		2016
	Tax rate	Amount	Tax rate	Amount	Tax
					rate	Amount
	%	MCh$	%	MCh$	%	MCh$

Tax calculated over profit before tax	27.00	207,046	25.50	183,671	24.00	140,991
Price level restatement for tax purposes(1)	(5.15)	(39,494)	(3.03)	(21,829)	(5.49)	(32,256)
Single penalty tax (rejected expenses)	0.14	1,110	0.08	610	0.06	336
Effect of tax reform changes on deferred tax(2)	0.00	-	(2.86)	(20,600)	0.01	86
Real estate taxes	0.00	-	0.00	-	0.00	-
Other	(0.20)	(1,518)	0.44	3,179	(0.02)	(126)
Effective rates and expenses for income tax	21.80	167,144	20.13	145,031	18.56	109,031

(1) Price level restatement on tax purpose capital.

(2) In accordance with Chilean Law N°20,780 published in September 29, 2014 the income tax rate are 25.5% and 27% for 2017 and 2018 respectively.

d)       Effect of deferred taxes on comprehensive income

Below is a summary of the separate effect of deferred tax on other comprehensive income, showing the asset and liability balances, for the years ended December 31, 2018 and 2017:

	As of December 31,
	2018	2017
	MCh$	MCh$

Deferred tax assets
Available for sale investments	-	368
Debt instruments at FVOCI	1,166	-
Cash flow hedges	65	908
Total deferred tax assets recognised through other comprehensive income	1,231	1,276

Deferred tax liabilities
Available for sale investments	-	(841)
Debt instruments at FVOCI	(2,976)	-
Cash flow hedges	(2,711)	-
Total deferred tax liabilities recognised through other comprehensive income	(5,687)	(841)

Net deferred tax balances in equity	(4,456)	(435)

Deferred taxes in equity attributable to shareholders of the Bank	(4,102)	791
Deferred tax in equity attributable to non-controlling interests	(354)	(356)

e)       Effect of deferred taxes on income

As of December 31, 2018 and 2017, the Bank has recorded effects for deferred taxes in the financial statements:

	As of December 31,
	2018	2017
	MCh$	MCh$
Deferred tax assets
Interests and adjustments	9,384	8,645
Non-recurring charge-offs	13,389	11,651
Assets received in lieu of payment	785	1,582
Exchange rate adjustments	1,675	882
Property, plant and equipment valuation	6,138	4,410
Allowance for loan losses	184,488	160,359
Provision for expenses	63,134	73,518
Derivatives	3,924	5,249
Leased assets	107,897	98,090
Subsidiaries tax losses	5,314	5,277
Prepaid expenses	156	151
Total deferred tax assets	396,284	369,814

Deferred tax liabilities
Valuation of investments	(42)	(1,911)
Prepaid expenses	(349)	-
Depreciation	-	(532)
Valuation provision	(5,989)	(5,955)
Exchange rate adjustments	(3,383)	-
Other	(20)	(432)
Total deferred tax liabilities	(9,783)	(8,830)

f)       Summary of deferred tax assets and liabilities

Below is a summary of the deferred taxes impact on equity and income,

	As of December 31,
	2018	2017
	MCh$	MCh$

Deferred tax assets
Recognised through other comprehensive income	1,231	1,276
Recognised through profit or loss	396,284	369,815
Total deferred tax assets	397,515	371,091

Deferred tax liabilities
Recognised through other comprehensive income	(5,687)	(841)
Recognised through profit or loss	(9,783)	(8,822)
Total deferred tax liabilities	(15,470)	(9,663)